Summary of Significant Accounting Policies - Composition of Gross and Net Revenues Recognized (Detail) - USD ($)	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Revenue Recognition [Abstract]
Commercial revenues recognized upon delivery												$ 15,685,069
Development services revenues recognized upon delivery												272,350	$ 240,056
Commercial revenues recognized upon cash collection												1,225,976	2,983,040
Total gross revenues												17,183,395	3,223,096
Provisions for contractual discounts												(5,805,787)
Provisions for aged non-patient receivables												(735,709)
Provisions for estimated patient receivables												(169,479)
Provisions for other payer-specific sales allowances												(5,403,757)
Total net revenues	$ 761,591	$ 995,226	$ 1,111,411	$ 1,278,961	$ 1,683,065	$ 1,291,587	$ 1,047,280	$ 662,860	$ 221,369	$ 2,390,772	$ 4,073,437	$ 5,068,663	$ 3,223,096